Taxation	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Taxation

9. Taxation

(a)	Tax (charge)/credit

The Company is subject to income tax for the period ended December 31, 2023, at rates of 19%, 21%, 26% and 30% in the United Kingdom, the U.SA., Netherlands, and Australia, respectively, and it uses estimates in determining its provision for income taxes.

(b)	Deferred tax

Deferred tax assets have increased $0.9 million to $6.0 million at end of December 31, 2023, due to recognition of development phase recoverable tax losses in Electric Vehicles.

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.

11. Taxation

(a)	Tax (charge)/credit

	Year Ended June 30
	2023			2022			2021
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	(52)	-	(52)	-	-	-
Foreign tax	(924)	-	(924)	818	-	818	(825)	(24)	(849)
Total current tax	(924)	-	(924)	766	-	766	(825)	(24)	(849)

Deferred tax
Current year
UK tax	-	-	-	(96)	-	(96)	(51)	-	(51)
Foreign tax	382	-	382	1,297	149	1,446	1,014	-	1,014
Total deferred tax	382	-	382	1,201	149	1,350	963	-	963

Total income tax	(541)	-	(541)	1,968	149	2,117	138	(24)	114

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Loss before income tax before continuing operations	(17,604)	(23,397)	(8,165)
Group weighted average corporation tax rate	29.1%	26.6%	22.2%
Tax at standard rate	5,118	6,224	1,813
Effects of:
Expenses that are not deductible for tax purposes			(833)
Adjustment to prior year tax provisions			137
Deferred tax assets not recognized on tax losses	(5,660)	(4,256)	(979)
Total income tax from continuing operation for the period recognized in the
Consolidated Statement of Comprehensive Income	(541)	1,968	138

(b)	Deferred tax

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Deferred tax assets	5,136	4,668	2,495
Deferred tax liabilities	(2,232)	(1,234)	(411)
Net deferred tax asset	2,904	3,434	2,084

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2020	-	-	-
Charged to comprehensive income	-	78	78
Acquisition of subsidiary	-	(489)	(489)
June 30, 2021	-	(411)	(411)
Charged to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income		(998)	(998)
June 30, 2023	-	(2,232)	(2,232)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.